Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Nov. 06, 2025	Nov. 05, 2025	Sep. 29, 2023
Subsequent Events
Offering Price Per Share		$ 5.20
Number of shares issued	5,405,000		10,443
Aggregate gross proceeds	$ 28,106,000